UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:         June 30, 2009
                                               ----------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         MacGuire, Cheswick & Tuttle Investment Counsel LLC
Address:      1020 Boston Post Road, Suite 220
              Darien, CT  06820



Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin MacGuire
Title:   President & CCO
Phone:   (203) 656-8177

Signature, Place, and Date of Signing:

/s/ Kevin MacGuire                    Darien, CT               August 10, 2009
------------------             ---------------------          -----------------
   [Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                 -------------

Form 13F Information Table Entry Total:              71
                                                 -------------

Form 13F Information Table Value Total:            $206,088
                                                 ---------------
                                                  (thousands)


                           MacGuire, Cheswick & Tuttle
                             Investment Counsel LLC

                                    Form 13F
                                   6/30/2009

                                                         VALUE         SHARES/    SH/  PUT/   INVSTMT             -VOTING AUTHORITY-
NAME OF ISSUER           -TITLE OF CLASS-   --CUSIP--    x$1000        PRN AMT    PRN  CALL   DSCRETN  -MANAGERS-  SOLE  SHARED NONE
--------------           ----------------   ---------    ------        -------    ---  ----   -------  ----------  ----  -----------
APPLE,  INC.                   COM          037833100     2926          20546     SH           SOLE               0       0    20546
ABBOTT LABORATORIES            COM          002824100     4793         101882     SH           SOLE               0       0   101882
ADOBE SYSTEMS                  COM          00724F101     2686          94910     SH           SOLE               0       0    94910
AUTOMATIC DATA PROCESSING IN . COM          053015103     4253         120001     SH           SOLE               0       0   120001
ALR TECHNOLOGIES               COM          001630102        3          33500     SH           SOLE               0       0    33500
AMGEN INC                      COM          031162100      851          16080     SH           SOLE               0       0    16080
AMPHENOL CORP                  COM          032095101     3393         107240     SH           SOLE               0       0   107240
BOEING                         COM          097023105      234           5500     SH           SOLE               0       0     5500
BANK OF AMERICA CORPORATION    COM          060505104      289          21900     SH           SOLE               0       0    21900
BAXTER INTERNATIONAL           COM          071813109     5094          96180     SH           SOLE               0       0    96180
BANK OF NEW YORK MELLON CORP   COM          064058100      239           8149     SH           SOLE               0       0     8149
BERKSHIRE HATHAWAY INC. CL B   COM          084670207     6232           2152     SH           SOLE               0       0     2152
BLACKSTONE                     COM          09253U108      195          16000     SH           SOLE               0       0    16000
CELGENE CORP                   COM          151020104     1080          22565     SH           SOLE               0       0    22565
COMCAST CORP NEW CL A          COM          20030N101      347          24000     SH           SOLE               0       0    24000
COMCAST CP NEW CL A SPL  NON V COM          20030N200     1386          98305     SH           SOLE               0       0    98305
CAPITAL ONE                    COM          14040H105     1246          56955     SH           SOLE               0       0    56955
CONOCOPHILLIPS COM             COM          20825C104      306           7280     SH           SOLE               0       0     7280
COSTCO WHOLESALE CORP          COM          22160K105     1252          27345     SH           SOLE               0       0    27345
CISCO SYSTEMS                  COM          17275R102     6358         340925     SH           SOLE               0       0   340925
CREDIT SUISSE GROUP            COM          H3698D419      385           8528     SH           SOLE               0       0     8528
CVS CAREMARK CORP.             COM          126650100     6788         212995     SH           SOLE               0       0   212995
DANAHER CORPORATION            COM          235851102     4385          71025     SH           SOLE               0       0    71025
FACTSET                        COM          303075105     3875          77710     SH           SOLE               0       0    77710
FISERV INC.                    COM          337738108      423           9260     SH           SOLE               0       0     9260
GENERAL DYNAMICS               COM          369550108     3227          58260     SH           SOLE               0       0    58260
GENERAL ELECTRIC CO            COM          369604103      152          13000     SH           SOLE               0       0    13000
GILEAD SCIENCES                COM          375558103     1625          34700     SH           SOLE               0       0    34700
SPDR GOLD TR                   CONV BONDS   78463V107    10123         111022     PRN          SOLE               0       0   111022
GOLDMAN SACHS                  COM          38141G104     3112          21109     SH           SOLE               0       0    21109
INTERNATIONAL BUSINESS MACHS   COM          459200101      307           2938     SH           SOLE               0       0     2938
ISHARES TR S&P MIDCAP 400 IN E CONV BONDS   464287507      491           8500     PRN          SOLE               0       0     8500
ISHARES TR S&P SMALL CAP 600 I CONV BONDS   464287804      444          10000     PRN          SOLE               0       0    10000
INTEL CORPORATION              COM          458140100     2629         158846     SH           SOLE               0       0   158846
JOHNSON & JOHNSON              COM          478160104    11028         194163     SH           SOLE               0       0   194163
JPMORGAN CHASE & COMPANY       COM          46625H100     6108         179072     SH           SOLE               0       0   179072
COCA-COLA                      COM          191216100     2101          43789     SH           SOLE               0       0    43789
LOWE'S COS INC                 COM          548661107      197          10125     SH           SOLE               0       0    10125
LEUCADIA NATIONAL CORP         COM          527288104     4561         216275     SH           SOLE               0       0   216275
MEDIS TECHNOLOGIES LTD COM     COM          58500P107       11          21665     SH           SOLE               0       0    21665
MEDCO HEALTH SOLUTIONS INC.    COM          58405U102      320           7000     SH           SOLE               0       0     7000
3M CO.                         COM          88579Y101     1185          19725     SH           SOLE               0       0    19725
MORGAN STANLEY                 COM          617446448     2131          74750     SH           SOLE               0       0    74750
MICROSOFT CORP                 COM          594918104     4726         198802     SH           SOLE               0       0   198802
ISHARES S&P NATIONAL MUNI      CONV BONDS   464288414      350           3509     PRN          SOLE               0       0     3509
NABORS INDUSTRIES LTD          COM          G6359F103      506          29200     SH           SOLE               0       0    29200
OMEGA NAVIGATION               COM          Y6476R105       91          23900     SH           SOLE               0       0    23900
ORACLE CORPORATION             COM          68389X105     1432          66850     SH           SOLE               0       0    66850
PEPSICO INC.                   COM          713448108     4595          83605     SH           SOLE               0       0    83605
PFIZER, INC.                   COM          717081103      313          20850     SH           SOLE               0       0    20850
PROCTER & GAMBLE               COM          742718109     6578         128734     SH           SOLE               0       0   128734
THE PANTRY INC                 COM          698657103      860          51830     SH           SOLE               0       0    51830
TRANSOCEAN LTD                 COM          H8817H100     2074          27918     SH           SOLE               0       0    27918
SABINE ROYALTY TRUST           COM          785688102      391           8825     SH           SOLE               0       0     8825
SIGMA ALDRICH CORP             COM          826552101     2166          43705     SH           SOLE               0       0    43705
SMITH INTERNATIONAL            COM          832110100     2192          85110     SH           SOLE               0       0    85110
SCHLUMBERGER LTD               COM          806857108     7845         144985     SH           SOLE               0       0   144985
S P D R TRUST UNIT SR 1        CONV BONDS   78462F103     2850          31000     PRN          SOLE               0       0    31000
STATE STREET CORP.             COM          857477103     5712         121025     SH           SOLE               0       0   121025
SUNCOR ENERGY                  COM          867229106     1849          60950     SH           SOLE               0       0    60950
TEVA PHARMACEUTICALS INDS. A R COM          881624209     6712         136045     SH           SOLE               0       0   136045
UNION PACIFIC CORP             COM          907818108      241           2040     SH           SOLE               0       0     2040
UNITED TECHNOLOGIES CORP       COM          913017109     5538         106585     SH           SOLE               0       0   106585
VARIAN MEDICAL                 COM          92220P105     3284          93450     SH           SOLE               0       0    93450
VANGUARD TOTAL INTL STOCK IN E CONV BONDS   921909602      717          60000     PRN          SOLE               0       0    60000
VANGUARD EMERGING MARKETS      CONV BONDS   922042858     2198          69078     PRN          SOLE               0       0    69078
WELLS FARGO                    COM          949746101     8705         358839     SH           SOLE               0       0   358839
WEATHERFORD                    COM          H27013103      251          12850     SH           SOLE               0       0    12850
WILLIAMS COS                   COM          969457100     3586         229750     SH           SOLE               0       0   229750
WAL-MART STORES                COM          931142103     2625          54181     SH           SOLE               0       0    54181
EXXON MOBIL CORPORATION        COM          30231G102    18930         270777     SH           SOLE               0       0   270777